Financial assets at fair value through other comprehensive income - Equity Securities (Details) € in Millions	6 Months Ended
Jun. 30, 2019 EUR (€)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value	€ 2,551
Dividend income	5
Investment in Bank of Beijing [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value	2,080
Other Investments [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value	471
Dividend income	€ 5